Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Loan receivables - principal	¥ 25,015	¥ 35,496
Loan receivables - service fee	208	245
Allowance for credit losses	(5,310)	(4,633)	¥ (3,949)	¥ (28,665)
Loan receivables, net	¥ 19,913	¥ 31,108